Loans (Tables)	12 Months Ended
Dec. 31, 2017
Loans and Leases Receivable Disclosure [Abstract]
Classification of Loans By Class
The following table sets forth the classification of loans by class, including unearned fees, deferred costs and excluding the allowance for loan losses for the past two years:

(In thousands)	December 31, 2017	December 31, 2016
SBA loans held for investment	$43,999	$42,492
SBA 504 loans	21,871	26,344
Commercial loans
Commercial other	82,825	58,447
Commercial real estate	469,696	422,418
Commercial real estate construction	54,473	28,306
Residential mortgage loans	365,145	289,093
Consumer loans
Home equity	55,817	47,411
Consumer other	54,038	44,130
Total loans held for investment	$1,147,864	$958,641
SBA loans held for sale	22,810	14,773
Total loans	$1,170,674	$973,414

Loan Portfolio by Class According to Their Credit Quality Indicators

	December 31, 2017
	SBA, SBA 504 & Commercial loans - Internal risk ratings
(In thousands)	Pass	Special mention	Substandard	Total
SBA loans held for investment	$42,415	$373	$1,211	$43,999
SBA 504 loans	20,751	1,024	96	21,871
Commercial loans
Commercial other	82,201	599	25	82,825
Commercial real estate	464,589	3,047	2,060	469,696
Commercial real estate construction	54,473	—	—	54,473
Total commercial loans	601,263	3,646	2,085	606,994
Total SBA, SBA 504 and commercial loans	$664,429	$5,043	$3,392	$672,864
	Residential mortgage & Consumer loans - Performing/Nonperforming
(In thousands)		Performing	Nonperforming	Total
Residential mortgage loans		$363,476	$1,669	$365,145
Consumer loans
Home equity		55,192	625	55,817
Consumer other		54,038	—	54,038
Total consumer loans		109,230	625	109,855
Total residential mortgage and consumer loans		$472,706	$2,294	$475,000

The tables below detail the Company’s loan portfolio by class according to their credit quality indicators discussed in the paragraphs above as of December 31, 2016:

	December 31, 2016
	SBA, SBA 504 & Commercial loans - Internal risk ratings
(In thousands)	Pass	Special mention	Substandard	Total
SBA loans held for investment	$38,990	$2,023	$1,479	$42,492
SBA 504 loans	24,635	1,073	636	26,344
Commercial loans
Commercial other	57,000	1,422	25	58,447
Commercial real estate	408,288	13,729	401	422,418
Commercial real estate construction	27,556	750	—	28,306
Total commercial loans	492,844	15,901	426	509,171
Total SBA, SBA 504 and commercial loans	$556,469	$18,997	$2,541	$578,007
	Residential mortgage & Consumer loans - Performing/Nonperforming
(In thousands)		Performing	Nonperforming	Total
Residential mortgage loans		$286,421	$2,672	$289,093
Consumer loans
Home equity		46,929	482	47,411
Consumer other		42,154	1,976	44,130
Total consumer loans		890,833	2,458	91,541
Total residential mortgage and consumer loans		$375,504	$5,130	$380,634

Aging Analysis of Past Due And Nonaccrual Loans by Loan Class
The following tables set forth an aging analysis of past due and nonaccrual loans as of December 31, 2017 and December 31, 2016:

	December 31, 2017
(In thousands)	30-59 days past due	60-89 days past due	90+ days and still accruing	Nonaccrual (1)	Total past due	Current	Total loans
SBA loans held for investment	$240	$313	$—	$632	$1,185	$42,814	$43,999
SBA 504 loans	—	—	—	—	—	21,871	21,871
Commercial loans
Commercial other	23	—	60	25	108	82,717	82,825
Commercial real estate	558	1,073	—	43	1,674	468,022	469,696
Commercial real estate construction	—	—	—	—	—	54,473	54,473
Residential mortgage loans	1,830	958	—	1,669	4,457	360,688	365,145
Consumer loans
Home equity	51	205	—	625	881	54,936	55,817
Consumer other	3	—	—	—	3	54,035	54,038
Total loans held for investment	$2,705	$2,549	$60	$2,994	$8,308	$1,139,556	$1,147,864
SBA loans held for sale	—	—	—	—	—	22,810	22,810
Total loans	$2,705	$2,549	$60	$2,994	$8,308	$1,162,366	$1,170,674

(1)	At December 31, 2017, nonaccrual loans included $27 thousand of loans guaranteed by the SBA.

	December 31, 2016
(In thousands)	30-59 days past due	60-89 days past due	90+ days and still accruing	Nonaccrual (1)	Total past due	Current	Total loans
SBA loans held for investment	$491	$397	$—	$1,168	$2,056	$40,436	$42,492
SBA 504 loans	—	—	—	513	513	25,831	26,344
Commercial loans
Commercial other	50	—	—	25	75	58,372	58,447
Commercial real estate	1,108	574	—	401	2,083	420,335	422,418
Commercial real estate construction	—	—	—	—	—	28,306	28,306
Residential mortgage loans	2,932	263	—	2,672	5,867	283,226	289,093
Consumer loans
Home equity	227	—	—	482	709	46,702	47,411
Consumer other	—	—	—	1,976	1,976	42,154	44,130
Total loans held for investment	$4,808	$1,234	$—	$7,237	$13,279	$945,362	$958,641
SBA loans held for sale	—	—	—	—	—	14,773	14,773
Total loans	$4,808	$1,234	$—	$7,237	$13,279	$960,135	$973,414

(1)	At December 31, 2016, nonaccrual loans included $153 thousand of TDRs and $60 thousand of loans guaranteed by the SBA.

Impaired Loans with Associated Allowance Amount
The following tables provide detail on the Company’s loans individually evaluated for impairment with the associated allowance amount, if applicable, as of December 31, 2017 and December 31, 2016:

	December 31, 2017
(In thousands)	Unpaid principal balance	Recorded investment	Specific reserves
With no related allowance:
SBA loans held for investment (1)	$135	$52	$—
SBA 504 loans	—	—	—
Commercial loans
Commercial other	25	25	—
Commercial real estate	43	43	—
Total commercial loans	68	68	—
Total impaired loans with no related allowance	203	120	—
With an allowance:
SBA loans held for investment (1)	748	553	194
SBA 504 loans	—	—	—
Commercial loans
Commercial other	—	—	—
Commercial real estate	786	786	138
Total commercial loans	786	786	138
Total impaired loans with a related allowance	1,534	1,339	332
Total individually evaluated impaired loans:
SBA loans held for investment (1)	883	605	194
SBA 504 loans	—	—	—
Commercial loans
Commercial other	25	25	—
Commercial real estate	829	829	138
Total commercial loans	854	854	138
Total individually evaluated impaired loans	$1,737	$1,459	$332

(1)	Balances are reduced by amount guaranteed by the SBA of $27 thousand at December 31, 2017.

	December 31, 2016
(In thousands)	Unpaid principal balance	Recorded investment	Specific reserves
With no related allowance:
SBA loans held for investment (1)	$1,235	$653	$—
SBA 504 loans	513	513	—
Commercial loans
Commercial other	25	25	—
Commercial real estate	42	43	—
Total commercial loans	67	68	—
Total impaired loans with no related allowance	1,815	1,234	—
With an allowance:
SBA loans held for investment (1)	975	455	246
SBA 504 loans	—	—	—
Commercial loans
Commercial other	13	1	1
Commercial real estate	358	357	33
Total commercial loans	371	358	34
Total impaired loans with a related allowance	1,346	813	280
Total individually evaluated impaired loans:
SBA loans held for investment (1)	2,210	1,108	246
SBA 504 loans	513	513	—
Commercial loans
Commercial other	38	26	1
Commercial real estate	400	400	33
Total commercial loans	438	426	34
Total individually evaluated impaired loans	$3,161	$2,047	$280

(1)	Balances are reduced by amount guaranteed by the SBA of $60 thousand at December 31, 2016.

Average Recorded Investments in Impaired Loans and Related Amount of Interest Recognized
The following table presents the average recorded investments in impaired loans and the related amount of interest recognized during the time period in which the loans were impaired for the years ended December 31, 2017 and 2016.  The average balances are calculated based on the month-end balances of impaired loans.  When the ultimate collectability of the total principal of an impaired loan is in doubt and the loan is on nonaccrual status, all payments are applied to principal under the cost recovery method, therefore no interest income is recognized.  The interest recognized on impaired loans noted below represents accruing troubled debt restructurings only and nominal amounts of income recognized on a cash basis for well-collateralized impaired loans.

	For the years ended December 31,
	2017		2016
(In thousands)	Average recorded investment	Interest income recognized on impaired loans	Average recorded investment	Interest income recognized on impaired loans
SBA loans held for investment (1)	$668	$47	$1,535	$14
SBA 504 loans	82	—	798	—
Commercial loans
Commercial other	25	—	607	38
Commercial real estate	685	43	1,198	59
Commercial real estate construction	—	—	272	—
Total	$1,460	$90	$4,410	$111

(1)	Balances are reduced by the average amount guaranteed by the SBA of $318 thousand and $246 thousand for years ended December 31, 2017 and 2016, respectively.

Schedule of Servicing Assets
A summary of the changes in the related servicing assets for the past two years follows:

	For the years ended December 31,
(In thousands)	2017	2016
Balance, beginning of year	$2,086	$1,389
Servicing assets capitalized	172	1,472
Amortization of expense	(458)	(775)
Provision for loss in fair value	—	—
Balance, end of year	$1,800	$2,086

Schedule of Related Party Transactions
An analysis of such loans, all of which are current as to principal and interest payments, is as follows:

(In thousands)	December 31, 2017	December 31, 2016
Balance, beginning of year	$29,256	$37,394
New loans and advances	6,121	31
Loan repayments	(2,268)	(8,169)
Balance, end of year	$33,109	$29,256